SEGMENT (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT
Schedule of significant segment expenses

	For the Years Ended
	December 31,
	2022	2023	2024
Expenses
Operating expenses, excluding share-based compensation, depreciation and amortization expense
Research and development	$7,933	$22,868	$25,867
Wages and salaries	779	1,379	2,144
Contracted research expenses and clinical trial expenses	5,942	20,038	18,057
Consultancy and professional service fees	849	881	1,698
Royalties	—	118	3,353
Other expenses*	363	452	615
General and administrative	3,207	4,578	4,693
Wages and salaries	1,078	1,488	1,683
Professional service fee	947	1,794	1,548
Insurance expense	888	995	989
Other expenses*	294	301	473
Total operating expenses, excluding share-based compensation	11,140	27,446	30,560
Share-based compensation
Research and development	818	1,716	3,775
General and administrative	665	2,107	5,212
Total share-based compensation	1,483	3,823	8,987
Depreciation and amortization expense	198	399	449
Total operating expenses	12,821	31,668	39,996
Operating loss	(12,821)	(31,668)	(39,996)
Interest income, net	7	49	3,717
Other income (expense)	166	(4)	141
Income tax expense	—	9	6
Segment and consolidated net loss	$(12,648)	$(31,632)	$(36,144)